Reserves	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Reserves
RESERVES
The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2015				December 31, 2014
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$843,955	$21	$5,087	$3,317	$906,864	$42	$5,737	$3,021
Life insurance no longer offered	245,062	393	1,452	961	251,495	525	1,485	1,163
FFG, LTC and other disposed businesses	1,752,171	24,449	304,339	36,465	1,714,854	25,227	265,886	34,869
All other	34,231	398	12,641	10,749	33,493	370	13,616	9,707
Short Duration Contracts:
Group term life	—	2,386	159,165	29,885	—	2,780	160,789	27,730
Group disability	—	1,914	1,034,503	97,688	—	1,430	1,063,982	104,953
Medical	—	6	1,331	91	—	22	1,412	726
Dental	—	4,141	1,557	16,123	—	3,773	2,106	16,448
Credit disability	—	14	—	1,842	—	14	—	1,962
All other	—	354	429	2,291	—	172	360	1,986
Total	$2,875,419	$34,076	$1,520,504	$199,412	$2,906,706	$34,355	$1,515,373	$202,565

The following table provides a roll forward of the Company's product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2012, gross of reinsurance	$192,607	$1,229,425
Less: Reinsurance ceded and other (1)	(2,612)	(33,494)
Balance as of January 1, 2013, net of reinsurance	189,995	1,195,931
Incurred losses related to:
Current year	116,735	275,567
Prior year's interest	7,388	53,255
Prior year (s)	(12,207)	(29,995)
Total incurred losses	111,916	298,827
Paid losses related to:
Current year	72,794	68,769
Prior year (s)	41,891	262,215
Total paid losses	114,685	330,984
Balance as of December 31, 2013, net of reinsurance	187,226	1,163,774
Plus: Reinsurance ceded and other (1)	2,296	34,642
Balance as of December 31, 2013, gross of reinsurance	$189,522	$1,198,416
Less: Reinsurance ceded and other (1)	(2,296)	(34,642)
Balance as of January 1, 2014, net of reinsurance	187,226	1,163,774
Incurred losses related to:
Current year	119,725	278,082
Prior year's interest	7,187	50,610
Prior year (s)	(14,875)	(34,238)
Total incurred losses	112,037	294,454
Paid losses related to:
Current year	74,687	78,411
Prior year (s)	39,322	248,166
Total paid losses	114,009	326,577
Balance as of December 31, 2014, net of reinsurance	185,254	1,131,651
Plus: Reinsurance ceded and other (1)	3,265	37,284
Balance as of December 31, 2014 gross of reinsurance	$188,519	$1,168,935
Less: Reinsurance ceded and other (1)	(3,265)	(37,284)
Balance as of January 1, 2015, net of reinsurance	185,254	1,131,651
Incurred losses related to:
Current year	129,161	258,077
Prior year's interest	6,993	48,989
Prior year (s)	(15,558)	(19,610)
Total incurred losses	120,596	287,456
Paid losses related to:
Current year	81,726	73,862
Prior year (s)	37,723	250,628
Total paid losses	119,449	324,490
Balance as of December 31, 2015, net of reinsurance	186,401	1,094,617
Plus: Reinsurance ceded and other (1)	2,649	37,574
Balance as of December 31, 2015 gross of reinsurance	$189,050	$1,132,191
(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.
Short Duration Contracts
The Company's short duration contracts are comprised of group term life, group disability, medical, dental, credit disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.
Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.
Group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.
Group disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.
The Company's group disability products include short and long term disability coverage. Case and IBNR reserves for long-term disability claims have been discounted at 5.25% for claims incurred in 2010 and prior years, and between 4.25% and 4.75% for claims incurred after 2010. The amount of discounts deducted from outstanding reserves as of December 31, 2015 and 2014 are $327,475 and $344,012 respectively.
Long Duration Contracts
The Company's long duration contracts are primarily comprised of preneed life insurance and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Preneed Business — no longer offered
Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2015 and 2014 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2015 and 2014.
Interest and discount rates for traditional life insurance vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2015 and 2014 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in 2015 and 2014.
Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.
Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2015 and 2014. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2015 and 2014 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.
The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.0% to 5.5% in 2015 and 2014. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.
FFG and LTC
Reserves for previously disposed FFG and LTC businesses are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 10 for further information.